Income taxes - Tax losses expiration (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Unrecognized deferred tax asset	$ 67,048,378	$ 36,147,891
Non-capital losses carried forward
Income taxes
Unrecognized deferred tax asset	64,266,641	35,477,657
Non-capital losses carried forward | 2036
Income taxes
Unrecognized deferred tax asset	1,368,251
Non-capital losses carried forward | 2037
Income taxes
Unrecognized deferred tax asset	5,394,542
Non-capital losses carried forward | 2038
Income taxes
Unrecognized deferred tax asset	636,496
Non-capital losses carried forward | 2039
Income taxes
Unrecognized deferred tax asset	9,573,962
Non-capital losses carried forward | 2040
Income taxes
Unrecognized deferred tax asset	18,504,405
Non-capital losses carried forward | 2041
Income taxes
Unrecognized deferred tax asset	28,788,985
Scientific Research & Experimental Development
Income taxes
Unrecognized deferred tax asset	$ 2,037,231	$ 541,015